Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair Value, Measurements, Recurring [Member] - Level 3 [Member] ¥ in Millions		Sep. 30, 2019 JPY (¥) yr	Mar. 31, 2019 JPY (¥) yr
Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Fair value	[1]	¥ 6,775	¥ (4,189)
Interest Rate Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.000	0.000
Interest Rate Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.113	0.120
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.342	0.292
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.583	0.513
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.258	0.228
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.600	0.600
Interest Rate Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.410	0.410
Interest Rate Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.480	0.480
Interest Rate Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.000	0.110
Interest Rate Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		1.000	0.713
Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Fair value	[1]	¥ 45,967	¥ 18,198
Foreign Exchange Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.000	0.000
Foreign Exchange Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.113	0.120
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.350	0.350
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.700	0.700
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.139	0.148
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.600	0.600
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.600	0.650
Foreign Exchange Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.410	0.410
Foreign Exchange Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.480	0.480
Foreign Exchange Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.081	0.097
Foreign Exchange Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.180	0.182
Equity Contracts [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Fair value	[1]	¥ 5,854	¥ 5,878
Equity Contracts [Member] | Discounted Cash Flow [Member] | Term of Litigation [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs | yr		0.6	1.0
Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Fair value	[1]	¥ (7,097)	¥ (2,727)
Equity Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.517	0.517
Equity Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.820	0.820
Equity Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.122	0.210
Equity Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.300	0.300
Equity Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rate and Equity [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.070	0.070
Equity Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rate and Equity [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.582	0.641
Equity Contracts [Member] | Option Model [Member] | Correlation Between Equities [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.207	0.216
Equity Contracts [Member] | Option Model [Member] | Correlation Between Equities [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.737	0.803
Credit Derivatives [Member] | Internal Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Fair value	[1]	¥ 1,735
Credit Derivatives [Member] | Internal Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net, Significant unobservable inputs		0.339
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 14,002	¥ 19,246
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.001	0.000
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.013	0.004
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.004	0.003
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.550	0.600
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.900	0.700
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.704	0.667
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			0.100
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.080
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.100
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.100	0.100
Corporate Bonds [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 5,212
Corporate Bonds [Member] | Discounted Cash Flow [Member] | Probability of Default [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.072
Corporate Bonds [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.072
Corporate Bonds [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.410
Corporate Bonds [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.703
Corporate Bonds [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.425
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 81,804	¥ 109,213
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.012	0.012
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.053	0.053
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.050	0.050
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.600	0.600
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.760	0.760
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.677	0.672
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Loan Price [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			0.905
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Loan Price [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			1.003
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Loan Price [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]		0.954
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1],[3]	¥ 504,203	¥ 587,577
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Asset Correlations [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.100	0.100
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Asset Correlations [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.100	0.100
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.011	0.010
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.015	0.012
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.014	0.012
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Prepayment Rate [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.163	0.227
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Prepayment Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.163	0.227
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.000	0.000
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.863	0.901
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3],[4]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Recovery Rate [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.638	0.643
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.638	0.643
Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 34,196	¥ 35,148
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.010	0.010
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.024	0.024
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.013	0.013
Other Debt Securities [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 87,626	¥ 112,822
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.000	0.000
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.250	0.250
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.003	0.003
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.600	0.400
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.900	0.900
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.796	0.780
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.080	0.080
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.100	0.100
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.094	0.095

[1]	The fair value as of March 31, 2019 and September 30, 2019 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
[3]	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities” in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.
[4]	See “Probability of default” in “Sensitivity to and range of unobservable inputs” in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2019.